March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2030 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Dynamic 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 55.5%
BlackRock Real Estate Securities Fund	403,536	$ 6,206,385
BlackRock Tactical Opportunities Fund, Class K	1,515,857	24,860,059
Diversified Equity Master Portfolio	$152,662,309	152,662,309
International Tilts Master Portfolio	$51,062,129	51,062,129
iShares Core MSCI Emerging Markets ETF	381,975	26,642,756
iShares Global Infrastructure ETF(b)	139,260	9,330,420
iShares MSCI Canada ETF(b)	22,411	1,227,899
iShares MSCI EAFE Small-Cap ETF(b)	107,787	8,451,579
		280,443,536
Fixed-Income Funds — 36.7%
BlackRock Diversified Fixed Income Fund, Class K	13,025,730	121,920,833
iShares 0-5 Year TIPS Bond ETF	419,422	43,380,817
iShares Broad USD Investment Grade Corporate Bond ETF(b)	388,547	19,905,263
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	188	20,490
		185,227,403

Security	Shares	Value
Money Market Funds — 9.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	13,530,596	$ 13,533,302
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	34,666,796	34,666,796
		48,200,098
Total Investments — 101.7% (Cost: $459,274,425)		513,871,037
Liabilities in Excess of Other Assets — (1.7)%		(8,552,356)
Net Assets — 100.0%		$ 505,318,681

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,741,049	$ 2,797,874 (a)	$ —	$ (5,497)	$ (124)	$ 13,533,302	13,530,596	$ 11,534 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	43,569,467	—	(8,902,671)(a)	—	—	34,666,796	34,666,796	362,126	—
BlackRock Diversified Fixed Income Fund, Class K	125,048,039	1,445,093	(3,165,019)	(145,976)	(1,261,304)	121,920,833	13,025,730	1,429,883	—
BlackRock Real Estate Securities Fund	7,348,839	—	(1,415,000)	(57,220)	329,766	6,206,385	403,536	—	—
BlackRock Tactical Opportunities Fund, Class K	27,016,960	—	(3,094,399)	90,845	846,653	24,860,059	1,515,857	—	—
Diversified Equity Master Portfolio	164,310,107	—	(3,754,300)(a)(c)	5,987,438	(13,880,936)	152,662,309	$152,662,309	2,516,462	—
International Tilts Master Portfolio	54,042,131	—	(2,946,280)(a)(c)	2,788,456	(2,822,178)	51,062,129	$51,062,129	952,586	—
iShares 0-5 Year TIPS Bond ETF	44,297,600	2,041,230	(3,421,983)	887	463,083	43,380,817	419,422	—	—
iShares Broad USD Investment Grade Corporate Bond ETF	20,115,078	—	—	—	(209,815)	19,905,263	388,547	154,251	—
iShares Core MSCI Emerging Markets ETF	29,121,586	1,644,336	(5,747,459)	1,588,580	35,713	26,642,756	381,975	—	—
iShares Global Infrastructure ETF	8,544,994	—	—	—	785,426	9,330,420	139,260	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,716	—	—	—	(226)	20,490	188	149	—
iShares MSCI Canada ETF	1,208,625	—	—	—	19,274	1,227,899	22,411	—	—
iShares MSCI EAFE Small-Cap ETF	8,315,868	2,190,789	(1,954,651)	754,323	(854,750)	8,451,579	107,787	—	—
				$ 11,001,836	$ (16,549,418)	$ 513,871,037		$ 5,426,991	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	21	06/11/26	$ 4,784	$ 94,766
10-Year U.S. Treasury Note	114	06/18/26	12,652	(265,601)
E-mini Russell 2000 Index	19	06/18/26	2,387	5,086
S&P 500 E-Mini Index	30	06/18/26	9,856	(208,219)
S&P/TSE 60 Index	23	06/18/26	6,309	53,490
U.S. Long Bond	101	06/18/26	11,476	(391,659)
MSCI Emerging Markets Index	30	06/19/26	2,182	(17,351)
2-Year U.S. Treasury Note	33	06/30/26	6,846	(52,780)
5-Year U.S. Treasury Note	146	06/30/26	15,793	(225,485)
				(1,007,753)
Short Contracts
Micro E-mini S&P 500 Index	167	06/18/26	5,487	130,156
NASDAQ 100 E-Mini Index	32	06/18/26	15,306	547,312
Ultra U.S. Treasury Bond	181	06/18/26	21,053	728,020
Euro Stoxx 50 Index	4	06/19/26	254	9,237
MSCI EAFE Index	2	06/19/26	290	(1,104)
				1,413,621
				$ 405,868
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,056,252	AUD	7,195,176	Bank of America N.A.	06/17/26	$ 97,450
USD	5,169,850	AUD	7,387,305	Morgan Stanley & Co. International PLC	06/17/26	78,636
USD	998,869	CAD	1,364,000	Morgan Stanley & Co. International PLC	06/17/26	15,086
USD	11,694	EUR	10,000	Barclays Bank PLC	06/17/26	95
USD	3,214,697	JPY	500,200,000	Morgan Stanley & Co. International PLC	06/17/26	42,824
						234,091
AUD	22,263,197	USD	15,716,147	Goldman Sachs International	06/17/26	(372,705)
CAD	8,631,116	USD	6,344,636	JPMorgan Chase Bank N.A.	06/17/26	(119,451)
CAD	14,865,950	USD	10,927,792	JPMorgan Chase Bank N.A.	06/17/26	(205,738)
JPY	136,948,000	USD	868,707	Barclays Bank PLC	06/17/26	(290)
JPY	6,591,190,363	USD	42,364,213	Deutsche Bank AG	06/17/26	(568,088)
USD	784,213	CAD	1,089,000	Morgan Stanley & Co. International PLC	06/17/26	(1,227)
USD	1,438,110	JPY	227,181,000	Morgan Stanley & Co. International PLC	06/17/26	(2,493)
						(1,269,992)
						$ (1,035,901)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 76,719,098	$ —	$ —	$ 76,719,098
Fixed-Income Funds	185,227,403	—	—	185,227,403
Money Market Funds	48,200,098	—	—	48,200,098
	$310,146,599	$—	$—	310,146,599
Investments Valued at NAV(a)				203,724,438
				$ 513,871,037
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 745,281	$ 94,766	$ —	$ 840,047
Foreign Currency Exchange Contracts	—	234,091	—	234,091
Interest Rate Contracts	728,020	—	—	728,020
Liabilities
Equity Contracts	(226,674)	—	—	(226,674)
Foreign Currency Exchange Contracts	—	(1,269,992)	—	(1,269,992)
Interest Rate Contracts	(935,525)	—	—	(935,525)
	$311,102	$(941,135)	$—	$(630,033)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s